Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

         Prepaid expenses and other current assets consist of the following:

	December 31, 2013	December 31, 2012
Prepaid voyage costs	$ 431	$ 252
Inventory	1,166	—
Other	66	342
Total prepaid expenses and other current assets	$ 1,663	$ 594

Inventories, which are comprised of bunkers due to freight voyages, are valued at the lower of cost or market value as determined on the first-in, first-out basis.